CONVERTlBLE DEBENTURES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 22, 2025	Dec. 23, 2024	Jul. 12, 2024	Dec. 20, 2023
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Principal value of debentures converted into equity	$ 800,000	$ 225,000
Increase (decrease) through conversion of convertible instruments, equity	247,975	227,000
Common Share [Member]
IfrsStatementLineItems [Line Items]
Debt settlement amount			$ 3,384,564
Gain on debt settlement	$ 182,271
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturity Value					$ 2,645,502
Liability component of convertible debentures						$ 2,273,353
Share price input					$ 0.11
Convertible Secured Debentures [Member]
IfrsStatementLineItems [Line Items]
Principal amount of convertible debentures				$ 2,256,419
Accrued interest payable				$ 882,034
Debt extension fee rate				15.00%
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Loss on extinguishment in financial expenses		$ 1,140,587